Pensions And Other Postemployment Benefits (Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost (Credit)) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	5.10%
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.15%
Expected return on plan assets	7.60%	8.50%
Rate of compensation increase	3.50%	3.50%
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.69%	4.92%
Expected return on plan assets	5.27%	5.34%
Rate of compensation increase	3.16%	3.18%